Leases (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance at beginning of year	$ 166
Additions during year	469
Interest expense during year	76
Termination during year	(44)
Payments during year	(159)
Lease liabilities	508
Property [Member]
Statement Line Items [Line Items]
Balance at beginning of year	19
Additions during year	443
Interest expense during year	49
Termination during year
Payments during year	(80)
Short-term lease liabilities	135
Long-term lease liabilities	296
Vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning of year	147
Additions during year	26
Interest expense during year	27
Termination during year	(44)
Payments during year	(79)
Short-term lease liabilities	49
Long-term lease liabilities	$ 28